Pensions - Changes in value of net pension assets/(liability) (Details) € in Millions, £ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 GBP (£) installment	Mar. 31, 2022 EUR (€) installment	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Pensions
Balance at beginning of year	£ (488)		£ (220)	£ (488)		£ (602)
Currency translation and other adjustments				(2)		10
Net interest expense				(16)
Current service cost				(194)
Past service cost				6
Loss on curtailments and settlements				21
Income statement - operating expenses				205		215
Return on plan assets excluding recognised interest income				20,326
Experience gains and losses				(2,137)
Effect of changes in actuarial financial assumptions				(20,714)
Effect of changes in actuarial demographic assumptions				7
Asset ceiling adjustments				(916)
Statement of comprehensive income				(840)		(669)
Contributions by employer				775		780
Balance at end of year				(220)		(488)
Main Scheme
Pensions
Net interest expense				(8)
Current service cost				(143)
Past service cost				5
Income statement - operating expenses				140		159
Return on plan assets excluding recognised interest income				18,180
Experience gains and losses				(2,053)
Effect of changes in actuarial financial assumptions				(18,744)
Effect of changes in actuarial demographic assumptions				(23)
Asset ceiling adjustments				(898)
Statement of comprehensive income				(568)		(546)
Contributions by employer				708	€ 708	705
Contributions resulting from ring-fencing arrangements		€ 500		500		500
Contributions resulting from ring-fencing arrangements, number of instalments | installment	2	2
Main Scheme | Forecast
Pensions
Contributions expected to be paid to plan in 2023			196
Fair value of plan assets
Pensions
Balance at beginning of year	£ (57,787)		(37,598)	(57,787)		(57,249)
Currency translation and other adjustments				(78)		129
Net interest expense				(1,041)
Income statement - operating expenses				(1,041)		(795)
Return on plan assets excluding recognised interest income				20,326
Statement of comprehensive income				(20,326)		872
Contributions by employer				775		780
Contributions by plan participants and other scheme members				(13)		(13)
Assets/liabilities extinguished upon settlement				113
Benefits paid				1,657		1,793
Balance at end of year				(37,598)		(57,787)
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year	(52,021)		(34,016)	(52,021)		(51,323)
Net interest expense				(932)
Income statement - operating expenses				(932)		(713)
Return on plan assets excluding recognised interest income				18,180
Statement of comprehensive income				(18,180)		841
Contributions by employer				708		705
Contributions by plan participants and other scheme members				(7)		(8)
Benefits paid				1,472		1,569
Balance at end of year				(34,016)		(52,021)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	46,808		27,601	46,808		48,864
Currency translation and other adjustments				65		(116)
Net interest expense				834
Current service cost				(194)
Past service cost				6
Loss on curtailments and settlements				21
Income statement - operating expenses				1,055		901
Experience gains and losses				(2,137)
Effect of changes in actuarial financial assumptions				(20,714)
Effect of changes in actuarial demographic assumptions				7
Statement of comprehensive income				18,570		1,061
Contributions by plan participants and other scheme members				13		13
Assets/liabilities extinguished upon settlement				(113)
Benefits paid				(1,657)		(1,793)
Balance at end of year				27,601		46,808
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year	42,020		24,733	42,020		43,870
Net interest expense				744
Current service cost				(143)
Past service cost				5
Income statement - operating expenses				892		767
Experience gains and losses				(2,053)
Effect of changes in actuarial financial assumptions				(18,744)
Effect of changes in actuarial demographic assumptions				(23)
Statement of comprehensive income				16,714		1,056
Contributions by plan participants and other scheme members				7		8
Benefits paid				(1,472)		(1,569)
Balance at end of year				24,733		42,020
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	10,491		9,777	10,491		7,783
Currency translation and other adjustments				11		(3)
Net interest expense				191
Income statement - operating expenses				191		109
Asset ceiling adjustments				(916)
Statement of comprehensive income				916		(2,602)
Balance at end of year				9,777		10,491
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year	£ 10,001		£ 9,283	10,001		7,453
Net interest expense				180
Income statement - operating expenses				180		105
Asset ceiling adjustments				(898)
Statement of comprehensive income				898		(2,443)
Balance at end of year				£ 9,283		£ 10,001